Income Taxes (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 7,871	$ 6,882	$ 1,385
Exchange variation (not taxable) or not deductible	47	114	(416)
Income before income taxes, equity results and noncontrolling interests after exchange variation	7,918	6,996	969
Tax at Brazilian composite rate	(2,692)	(2,379)	(329)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	369	209
Difference on tax rates of foreign income	748	699	324
Tax incentives	171	198	17
Other non-taxable, income/non deductible expenses	(40)	(24)	18
Income taxes per consolidated statements of income	(1,377)	(1,137)	239
Brazil [Member]
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,518	5,581	220
Income before income taxes, equity results and noncontrolling interests after exchange variation	4,518	5,581	220
Tax at Brazilian composite rate	(1,536)	(1,898)	(75)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	369	209
Tax incentives	171	198	17
Other non-taxable, income/non deductible expenses	13	82	(4)
Income taxes per consolidated statements of income	(916)	(1,249)	(147)
Foreign Country[Member]
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	3,353	1,301	1,165
Exchange variation (not taxable) or not deductible	47	114	(416)
Income before income taxes, equity results and noncontrolling interests after exchange variation	3,400	1,415	749
Tax at Brazilian composite rate	(1,156)	(481)	(254)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	748	699	324
Other non-taxable, income/non deductible expenses	(53)	(106)	22
Income taxes per consolidated statements of income	$ (461)	$ 112	$ (92)